BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Showself) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	May 15, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 320,424	$ 76,020	$ 17,958
Showself [Member]
Business Acquisition [Line Items]
Fair value of previously held 20% equity interests	13,572
Cash consideration	78
Shares consideration	43,547
Total	57,197
Cash	32
Other current assets	394
Fixed assets	37
Identifiable intangible assets acquired	7,853
Goodwill	76,468
Liability assumed	(3,836)
Fair value of non-controlling interest	(23,751)
Total	$ 57,197